SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenues	$ 6,674,687	$ 10,398,607
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	3,601,676	4,720,547
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	2,234,220	4,909,115
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Revenues	761,742	722,312
Product [Member]
Revenue from External Customer [Line Items]
Revenues	6,597,638	10,351,974
Dyeing Services [Member]
Revenue from External Customer [Line Items]
Revenues	77,049
Service, Other [Member]
Revenue from External Customer [Line Items]
Revenues		46,633
Service [Member]
Revenue from External Customer [Line Items]
Revenues	$ 77,049	$ 46,633